Summary of Significant Accounting Policies - Operating Leases (Details)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Operating Lease, Existence of Residual Value Guarantee	false
Operating Lease, Existence of Option to Extend	true
Operating Lease, Existence of Option to Terminate	true